Supplementary Cash Flow Information - Summary of Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Amounts receivable	$ (67,688)	$ (15,738)
Prepaid expenses and other current assets	(87,476)	(15,770)
Biological assets and inventory	(176,870)	(29,667)
Accounts payable and accrued liabilities	69,540	27,130
Other assets	1,396
Other liabilities	(1,070)	352
Total	$ (262,168)	$ (33,693)